CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 10	-	CREDIT FROM BANKING INSTITUTIONS

A.	Short term loans:

	US dollars
	December 31,
(in thousands)	2018	2017

Short-term loans - linked to the Colombian Pezo	599	-
Short-term loans - linked to the Mexican Pezo	1,526	-
Current maturities of long-term loan (note 10B)	8,350	-
Others	84	48
	10,559	48

B.	Long term loan:

In August 2018, the company signed on Loan Agreement (the “Loan agreement”) with commercial Israeli bank (the “Bank”) under which the company has received an amount of approximately $81.7 million (296 million Nis) (the “Loan”) from the bank for a period of 5-years that bears an annual interest rate of Prime rate (as of December 31, 2018 the prime rate was 1.75%) + 0.53%. In December 2018 the company repaid to the bank in an early repayment an amount of approximately $8.0 million (30 million NIS).

According to the loan agreement the company was obligated to comply with the following covenants (the “Loan Covenants”):

•	Equity to total assets Ratio - The Ratio will not be less than 30%.
•	Total equity - Total equity will not be less than $15 million.
•	Net debt to EBITDA Ratio - The Ratio will not exceed 4.
•	EBITDA - EBITDA will not be less than $10 million.

The company is required to submit calculation of the covenants to the bank once a year based on the audited financial statement by the end of April of each year

Upon non compliance with any of the above covenants, the bank shell have the right to demand immediate repayment of the remaining balance of the loan.

As of December 31, 2018, the company is in compliance with the loan covenants

C.	Maturity dates:

US dollars
December 31,
(in thousands)	2018

First year - current maturities	8,350
Second year	16,700
Third year	16,700
Fourth year	16,700
Fifth year	12,522
70,972

D.      Lines of credit:

Unutilized short-term lines of credit of the Group as of December 31, 2018, aggregated to US$ 1.9 million.